Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%